TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS (Tables)	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
Summary of trade receivables

The receivables of the Group mostly consist of receivables from retail suppliers and corporate customers.

	2022	2021

Trade receivables	277,841	66,638
Credit card receivables (*)	198,264	261,451
Buy now pay later (“BNPL”) receivables (**)	129,633	—
Receivables from suppliers (***)	84,101	56,077
Less: Provision for impairment of receivables	(25,618)	(15,066)

	664,221	369,100
(*)

Credit card receivables are due from banks and they are collectable in 46 days on average (2021: in 44 days on average) whereas they are collected in 4 days on average (2021: are collected in 21 days) if the Company elects to pay a commission to the banks.

(**)

The Group’s average maturity of its outstanding BNPL receivables is 110 days. The Group recognized provision for impairment of BNPL receivables amounting to TRY5,115 thousand as of 31 December 2022 (2021: None).

(***)The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.

Summary of movements in provision for impairment of receivables

The movements in provision for impairment of receivables for the years ended 31 December 2022 and 2021 are as follows:

	2022	2021

1 January	15,066	22,033
Additions during the year	19,471	6,657
Collections	—	(8,040)
Monetary gain/(loss)	(8,919)	(5,584)

31 December	25,618	15,066

Summary trade payables and payables to merchants

	2022	2021

Payables to retail suppliers and service providers	3,512,844	4,892,528
Payables to merchants (*)	2,373,694	1,780,348

	5,886,538	6,672,876
(*)	Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.